Quarterly Holdings Report
for
Fidelity Advisor® Series Small Cap Fund
February 28, 2023
AXS5-NPRT1-0423
1.967946.109
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Entertainment - 0.2%
Vivid Seats, Inc. Class A (a)(b)	89,998	690,285
Interactive Media & Services - 1.5%
Cars.com, Inc. (a)	188,400	3,617,280
Ziff Davis, Inc. (a)	30,884	2,439,218
		6,056,498
Media - 0.5%
TechTarget, Inc. (a)	53,800	2,029,874
Wireless Telecommunication Services - 0.6%
Gogo, Inc. (a)	147,800	2,432,788
TOTAL COMMUNICATION SERVICES		11,209,445
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 3.4%
Adient PLC (a)	116,300	4,968,336
Fox Factory Holding Corp. (a)	27,100	3,184,250
Patrick Industries, Inc.	74,581	5,433,226
		13,585,812
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc. (a)	59,900	2,276,200
Churchill Downs, Inc.	18,700	4,596,086
Lindblad Expeditions Holdings (a)	105,200	902,616
		7,774,902
Household Durables - 2.5%
Skyline Champion Corp. (a)	82,794	5,663,938
Tempur Sealy International, Inc.	93,700	4,004,738
		9,668,676
Leisure Products - 0.4%
Clarus Corp.	148,990	1,475,001
Specialty Retail - 2.8%
Academy Sports & Outdoors, Inc.	36,650	2,167,848
Aritzia, Inc. (a)	31,900	971,144
Lithia Motors, Inc. Class A (sub. vtg.)	6,000	1,531,080
Murphy U.S.A., Inc.	14,000	3,571,260
Musti Group OYJ	154,979	2,909,603
		11,150,935
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	33,582	4,087,265
TOTAL CONSUMER DISCRETIONARY		47,742,591
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 2.4%
BJ's Wholesale Club Holdings, Inc. (a)	37,320	2,679,576
Performance Food Group Co. (a)	79,500	4,498,905
Sprouts Farmers Market LLC (a)	79,100	2,395,939
		9,574,420
Food Products - 1.0%
Nomad Foods Ltd. (a)	214,800	3,849,216
TOTAL CONSUMER STAPLES		13,423,636
ENERGY - 4.3%
Energy Equipment & Services - 0.8%
TechnipFMC PLC (a)	202,100	3,090,109
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp. (a)	149,200	3,909,040
Denbury, Inc. (a)	55,300	4,610,361
Enviva, Inc. (b)	28,400	1,237,104
Hess Midstream LP (b)	66,999	1,837,113
Magnolia Oil & Gas Corp. Class A	116,400	2,543,340
		14,136,958
TOTAL ENERGY		17,227,067
FINANCIALS - 16.9%
Banks - 7.7%
ConnectOne Bancorp, Inc.	166,276	4,032,193
First Interstate Bancsystem, Inc. (b)	120,100	4,268,354
Independent Bank Group, Inc.	62,534	3,680,751
Metropolitan Bank Holding Corp. (a)	48,000	2,678,880
PacWest Bancorp	154,300	4,281,825
Pinnacle Financial Partners, Inc.	51,000	3,778,590
ServisFirst Bancshares, Inc.	52,300	3,867,585
Trico Bancshares	77,300	3,904,423
		30,492,601
Capital Markets - 3.1%
Houlihan Lokey	28,800	2,756,160
Lazard Ltd. Class A	37,000	1,382,320
LPL Financial	14,100	3,518,796
Morningstar, Inc.	7,964	1,651,176
Patria Investments Ltd.	189,600	3,007,056
		12,315,508
Consumer Finance - 0.8%
PROG Holdings, Inc. (a)	122,208	3,020,982
Insurance - 3.4%
Old Republic International Corp.	140,800	3,712,896
Primerica, Inc.	28,800	5,527,872
Selective Insurance Group, Inc.	42,327	4,297,460
		13,538,228
Thrifts & Mortgage Finance - 1.9%
Essent Group Ltd.	121,500	5,218,425
Walker & Dunlop, Inc.	25,100	2,189,473
		7,407,898
TOTAL FINANCIALS		66,775,217
HEALTH CARE - 13.4%
Biotechnology - 3.8%
Avid Bioservices, Inc. (a)	60,515	996,077
Blueprint Medicines Corp. (a)	22,900	970,273
Celldex Therapeutics, Inc. (a)	16,700	714,593
Cerevel Therapeutics Holdings (a)	45,700	1,219,733
Cytokinetics, Inc. (a)	41,700	1,808,112
Day One Biopharmaceuticals, Inc. (a)	28,100	517,602
Exelixis, Inc. (a)	51,900	886,452
Janux Therapeutics, Inc. (a)	38,300	636,929
Keros Therapeutics, Inc. (a)	13,800	734,436
Legend Biotech Corp. ADR (a)	17,800	822,004
PepGen, Inc.	28,100	429,087
Prelude Therapeutics, Inc. (a)	59,465	336,572
PTC Therapeutics, Inc. (a)	29,700	1,296,999
Relay Therapeutics, Inc. (a)(b)	35,800	578,170
Vaxcyte, Inc. (a)	27,300	1,118,481
Xenon Pharmaceuticals, Inc. (a)	45,100	1,779,646
Zentalis Pharmaceuticals, Inc. (a)	9,130	172,831
		15,017,997
Health Care Equipment & Supplies - 3.5%
Envista Holdings Corp. (a)	95,700	3,699,762
Heska Corp. (a)	9,968	811,694
Inspire Medical Systems, Inc. (a)	8,500	2,209,405
Merit Medical Systems, Inc. (a)	36,500	2,576,170
Neogen Corp. (a)	77,600	1,372,744
Tandem Diabetes Care, Inc. (a)	35,800	1,283,788
TransMedics Group, Inc. (a)	25,900	2,073,813
		14,027,376
Health Care Providers & Services - 4.1%
Acadia Healthcare Co., Inc. (a)	49,200	3,567,492
Chemed Corp.	9,600	5,007,168
Option Care Health, Inc. (a)	86,966	2,667,247
Owens & Minor, Inc. (a)	33,800	518,154
The Ensign Group, Inc.	48,200	4,312,936
		16,072,997
Life Sciences Tools & Services - 0.6%
BioLife Solutions, Inc. (a)	46,600	1,083,916
Olink Holding AB ADR (a)	47,528	1,114,056
		2,197,972
Pharmaceuticals - 1.4%
Arvinas Holding Co. LLC (a)	30,000	919,500
DICE Therapeutics, Inc. (a)	30,100	898,184
Edgewise Therapeutics, Inc. (a)	59,600	570,968
Intra-Cellular Therapies, Inc. (a)	28,000	1,372,840
Ventyx Biosciences, Inc. (a)	21,900	947,175
Verona Pharma PLC ADR (a)	38,200	819,008
		5,527,675
TOTAL HEALTH CARE		52,844,017
INDUSTRIALS - 18.6%
Aerospace & Defense - 0.7%
V2X, Inc. (a)	62,100	2,879,577
Building Products - 1.9%
CSW Industrials, Inc.	17,785	2,517,645
Masonite International Corp. (a)	56,600	5,026,080
		7,543,725
Commercial Services & Supplies - 0.6%
Tetra Tech, Inc.	16,500	2,258,685
Construction & Engineering - 1.7%
EMCOR Group, Inc.	28,100	4,698,882
Granite Construction, Inc.	48,100	2,077,920
		6,776,802
Electrical Equipment - 1.7%
Array Technologies, Inc. (a)	145,588	2,728,319
Atkore, Inc. (a)	27,000	3,942,540
		6,670,859
Machinery - 2.2%
ITT, Inc.	36,100	3,281,129
Luxfer Holdings PLC sponsored	131,600	2,180,612
Oshkosh Corp.	10,901	972,260
Terex Corp.	36,300	2,149,323
		8,583,324
Professional Services - 4.9%
ASGN, Inc. (a)	38,800	3,445,440
FTI Consulting, Inc. (a)	17,300	3,178,183
KBR, Inc.	91,000	5,015,010
NV5 Global, Inc. (a)	34,268	3,605,679
TriNet Group, Inc. (a)	49,000	4,060,630
		19,304,942
Road & Rail - 0.9%
TFI International, Inc.	28,000	3,417,120
Trading Companies & Distributors - 4.0%
Applied Industrial Technologies, Inc.	25,600	3,657,216
Beacon Roofing Supply, Inc. (a)	39,000	2,535,000
Custom Truck One Source, Inc. Class A (a)	192,502	1,393,714
GMS, Inc. (a)	69,400	4,213,274
Rush Enterprises, Inc. Class A	73,532	4,167,794
		15,966,998
TOTAL INDUSTRIALS		73,402,032
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.2%
Extreme Networks, Inc. (a)	251,500	4,708,080
Electronic Equipment & Components - 5.4%
Advanced Energy Industries, Inc.	37,300	3,471,884
Fabrinet (a)	23,600	2,876,132
Insight Enterprises, Inc. (a)	50,898	6,816,259
Napco Security Technologies, Inc. (a)	128,571	4,062,844
TD SYNNEX Corp.	43,013	4,151,615
		21,378,734
IT Services - 2.3%
Concentrix Corp.	38,313	5,242,751
Endava PLC ADR (a)	30,001	2,386,280
Perficient, Inc. (a)	21,500	1,522,200
		9,151,231
Semiconductors & Semiconductor Equipment - 3.3%
AEHR Test Systems (a)	69,400	2,314,490
Allegro MicroSystems LLC (a)	35,400	1,546,272
Axcelis Technologies, Inc. (a)	12,500	1,606,750
Ichor Holdings Ltd. (a)	41,197	1,357,441
MACOM Technology Solutions Holdings, Inc. (a)	50,800	3,481,832
Synaptics, Inc. (a)	22,758	2,676,568
		12,983,353
Software - 2.5%
Five9, Inc. (a)	21,900	1,445,400
Intapp, Inc. (a)	117,119	4,635,570
Rapid7, Inc. (a)	31,000	1,466,300
Tenable Holdings, Inc. (a)	58,000	2,565,340
		10,112,610
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	80,700	2,345,142
TOTAL INFORMATION TECHNOLOGY		60,679,150
MATERIALS - 7.1%
Chemicals - 2.9%
Element Solutions, Inc.	191,100	3,925,194
Tronox Holdings PLC	132,800	2,071,680
Valvoline, Inc.	159,800	5,624,960
		11,621,834
Construction Materials - 1.3%
Eagle Materials, Inc.	36,000	5,051,520
Metals & Mining - 2.9%
Commercial Metals Co.	112,300	5,811,525
Constellium NV (a)	340,300	5,441,397
		11,252,922
TOTAL MATERIALS		27,926,276
REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Essential Properties Realty Trust, Inc. (b)	193,092	4,974,050
Lamar Advertising Co. Class A	52,000	5,437,120
Urban Edge Properties	171,700	2,644,180
		13,055,350
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	244,633	3,165,551
TOTAL REAL ESTATE		16,220,901
UTILITIES - 1.5%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares	88,557	3,826,548
Multi-Utilities - 0.5%
Telecom Plus PLC	96,162	2,035,765
TOTAL UTILITIES		5,862,313
TOTAL COMMON STOCKS (Cost $306,068,230)		393,312,645

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (c)	5,097,740	5,098,759
Fidelity Securities Lending Cash Central Fund 4.63% (c)(d)	3,535,156	3,535,510
TOTAL MONEY MARKET FUNDS (Cost $8,634,269)		8,634,269

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $314,702,499)	401,946,914
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(6,863,372)
NET ASSETS - 100.0%	395,083,542

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	3,753,464	21,324,419	19,979,124	28,478	-	-	5,098,759	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	7,058,236	4,658,816	8,181,542	12,900	-	-	3,535,510	0.0%
Total	10,811,700	25,983,235	28,160,666	41,378	-	-	8,634,269

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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